LEASES - Lease Assets And Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease right of use assets	$ 549	$ 154	$ 236
Total lease assets	549	154	236
Current liabilities:
Operating lease liability - current portion	208	87	217
Noncurrent liabilities:
Operating lease liability, net of current portion	320	28	20
Total lease liabilities	$ 528	$ 115	$ 237